9. General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 10,266	€ 9,638	€ 7,986
Personnel expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	5,357	4,929	4,521
Legal, consulting and audit expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	3,055	2,881	1,945
Other expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 1,853	€ 1,828	€ 1,520